Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Schedule of Fair Value of Derivative Instruments
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2019			2018
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	7,588	(5,834)	1,754	7,013	(5,637)	1,376
Forward rate agreements	44	(157)	(113)	36	(10)	26
Futures	1	(4)	(3)	2	(3)	(1)
Purchased options	632	–	632	425	–	425
Written options	–	(403)	(403)	–	(273)	(273)
Foreign Exchange Contracts
Cross-currency swaps	2,394	(1,383)	1,011	2,362	(1,678)	684
Cross-currency interest rate swaps	3,471	(4,950)	(1,479)	4,977	(6,057)	(1,080)
Forward foreign exchange contracts	2,796	(2,379)	417	4,335	(2,817)	1,518
Purchased options	188	–	188	241	–	241
Written options	–	(203)	(203)	–	(228)	(228)
Commodity Contracts
Swaps	754	(1,273)	(519)	1,559	(1,084)	475
Futures	122	(40)	82	17	–	17
Purchased options	270	–	270	484	–	484
Written options	–	(367)	(367)	–	(372)	(372)
Equity Contracts	1,199	(2,999)	(1,800)	2,158	(2,402)	(244)
Credit Contracts
Purchased	2	(98)	(96)	1	(36)	(35)
Written	47	(4)	43	9	(1)	8
Total fair value – trading derivatives	19,508	(20,094)	(586)	23,619	(20,598)	3,021
Hedging
Interest Rate Contracts
Cash flow hedges – swaps	1,393	(121)	1,272	18	(1,261)	(1,243)
Fair value hedges – swaps	799	(1,435)	(636)	701	(668)	33
Total swaps	2,192	(1,556)	636	719	(1,929)	(1,210)
Foreign Exchange Contracts
Cash flow hedges	420	(1,948)	(1,528)	1,084	(1,074)	10
Total foreign exchange contracts	420	(1,948)	(1,528)	1,084	(1,074)	10
Equity Contracts
Cash flow hedges	24	–	24	–	(28)	(28)
Total equity contracts	24	–	24	–	(28)	(28)
Total fair value – hedging derivatives (1)	2,636	(3,504)	(868)	1,803	(3,031)	(1,228)
Total fair value – trading and hedging derivatives	22,144	(23,598)	(1,454)	25,422	(23,629)	1,793
Less: impact of master netting agreements	(13,538)	13,538	–	(15,575)	15,575	–
Total	8,606	(10,060)	(1,454)	9,847	(8,054)	1,793

(1)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
Certain            comparative figures have been reclassified to conform with the current year’s presentation.

Schedule of Notional Amounts of Trading Derivatives

(Canadian $ in millions)			2019			2018
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	4,209,193	4,209,193	–	3,684,763	3,684,763
Forward rate agreements	–	491,437	491,437	–	411,573	411,573
Purchased options	13,737	42,084	55,821	26,629	35,023	61,652
Written options	16,446	49,487	65,933	16,511	48,721	65,232
Futures	225,747	–	225,747	192,482	–	192,482
Total interest rate contracts	255,930	4,792,201	5,048,131	235,622	4,180,080	4,415,702
Foreign Exchange Contracts
Cross-currency swaps	–	47,977	47,977	–	57,226	57,226
Cross-currency interest rate swaps	–	499,571	499,571	–	449,187	449,187
Forward foreign exchange contracts	–	453,711	453,711	–	463,743	463,743
Purchased options	3,295	37,397	40,692	2,625	21,468	24,093
Written options	2,502	42,075	44,577	1,420	24,018	25,438
Futures	882	–	882	739	–	739
Total foreign exchange contracts	6,679	1,080,731	1,087,410	4,784	1,015,642	1,020,426
Commodity Contracts
Swaps	–	24,722	24,722	–	24,366	24,366
Purchased options	3,615	6,608	10,223	3,303	6,182	9,485
Written options	5,230	4,371	9,601	4,909	4,233	9,142
Futures	32,422	–	32,422	33,104	–	33,104
Total commodity contracts	41,267	35,701	76,968	41,316	34,781	76,097
Equity Contracts	39,952	50,910	90,862	33,687	52,725	86,412
Credit Contracts
Purchased	–	5,361	5,361	–	3,047	3,047
Written	–	2,068	2,068	–	443	443
Total	343,828	5,966,972	6,310,800	315,409	5,286,718	5,602,127

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity
The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type, and risk type, where applicable.

		Remaining term to maturity					2019	2018
	(Canadian $ in millions, except as noted)	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
	Cash Flow Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	18,151	27,369	32,852	15,239	–	93,611	73,769
	Average fixed interest rate	1.78%	2.06%	2.19%	1.83%	–	2.01%	2.21%
	Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (1)
CAD-USD pair	Notional amount	5,666	13,671	15,039	5,527	251	40,154	29,119
	Average fixed interest rate	1.01%	1.86%	2.48%	1.59%	3.02%	1.95%	1.57%
	Average exchange rate: CAD-USD	1.2938	1.3127	1.3121	1.2659	1.3122	1.3034	1.2930
CAD-EUR pair	Notional amount	4,993	8,464	6,699	–	201	20,357	21,349
	Average fixed interest rate	1.98%	2.42%	2.11%	–	2.97%	2.21%	2.11%
	Average exchange rate: CAD-EUR	1.4719	1.4994	1.4894	–	1.4870	1.4892	1.4908
Other currency pairs (2)	Notional amount	1,453	2,272	3,202	922	–	7,849	6,353
	Average fixed interest rate	1.86%	2.56%	2.92%	2.54%	–	2.57%	2.59%
	Average exchange rate: CAD-Non USD/EUR	1.6026	1.3199	1.1895	1.4539	–	1.3348	1.3430
	Equity price risk – Total return swap
	Notional amount	316	–	–	–	–	316	381
	Fair Value Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	13,300	32,633	30,708	16,809	17	93,467	73,464
	Average fixed interest rate	2.26%	2.18%	2.22%	2.30%	2.36%	2.23%	2.17%
	Net Investment Hedges
	Foreign exchange risk
	USD denominated deposit – carrying amount	6,495	–	–	–	–	6,495	6,596
	GBP denominated deposit – carrying amount	685	–	–	–	–	685	473

(1)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EURO-USD
cross-currency swap split into
EURO-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(2)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness
For cash flow hedges and net investment hedges, the following tables contain information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2019 and October 31, 2018.

					2019
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	1,393	(121)	3,142	(3,118)	15
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	420	(1,948)	(1,195)	1,195	–
Equity price risk – Total return swaps	24	–	15	(15)	–
	1,837	(2,069)	1,962	(1,938)	15
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(7,180)	(17)	17	–
Total	1,837	(9,249)	1,945	(1,921)	15

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.

					2018
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	18	(1,261)	(1,685)	1,687	(4)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,084	(1,074)	(459)	459	–
Equity price risk – Total return swaps	–	(28)	24	(24)	–
	1,102	(2,363)	(2,120)	2,122	(4)
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(7,069)	(211)	211	–
Total	1,102	(9,432)	(2,331)	2,333	(4)

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis
For cash flow hedges and net investment hedges, the following tables contain information related to impacts on the Consolidated Statement of Other Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2019 and October 31, 2018.

						2019
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance October 31, 2018	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2019 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(2,211)	3,127	240	1,156	1,150	6
Foreign exchange risk	751	(1,177)	(18)	(444)	(444)	–
Equity price risk	30	15	(28)	17	17	–
	(1,430)	1,965	194	729	723	6

Net investment hedges
Foreign exchange risk	(1,791)	(17)	–	(1,808)	(1,808)	–
Total	(3,221)	1,948	194	(1,079)	(1,085)	6

(1)	Tax balance related to cash flow hedge AOCI is $(216) million.

						2018
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance November 1, 2017	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2018 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(597)	(1,681)	67	(2,211)	(1,348)	(863)
Foreign exchange risk	298	(3)	456	751	751	–
Equity price risk	72	24	(66)	30	30	–
	(227)	(1,660)	457	(1,430)	(567)	(863)

Net investment hedges
Foreign exchange risk	(1,580)	(211)	–	(1,791)	(1,791)	–
Total	(1,807)	(1,871)	457	(3,221)	(2,358)	(863)

(1)	Tax balance related to cash flow hedge AOCI is $356 million.

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness
The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2019 and October 31, 2018 are as follows:

(Canadian $ in millions)								2019
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	799	(1,435)
Securities and loans	–	–	(2,072)	2,058	(14)	53,672	1,249	8
Deposits and subordinated debt	–	–	1,269	(1,255)	14	(41,277)	(609)	308
Total	799	(1,435)	(803)	803	–	12,395	640	316

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value on the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

(Canadian $ in millions)								2018
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	701	(668)
Securities and loans	–	–	850	(843)	7	36,722	(1,160)	–
Deposits and subordinated debt	–	–	(764)	761	(3)	(34,375)	719	436
Total	701	(668)	86	(82)	4	2,347	(441)	436

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value on the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

Schedule of Derivative-Related Credit Risk

(Canadian $ in millions)			2019
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	3,233	8,114	2,300
Forward rate agreements	102	1,162	236
Purchased options	11	62	39
Written options	38	154	98
	3,384	9,492	2,673
Exchange traded
Futures	90	161	3
Purchased options	28	40	1
Written options	3	6	–
	121	207	4
Total interest rate contracts	3,505	9,699	2,677
Foreign Exchange Contracts
Over-the-counter
Swaps	1,184	6,248	989
Forward foreign exchange contracts	1,753	7,225	1,260
Purchased options	40	167	46
Written options	10	119	29
	2,987	13,759	2,324
Exchange traded
Futures	13	20	–
Purchased options	13	24	–
Written options	–	2	–
	26	46	–
Total foreign exchange contracts	3,013	13,805	2,324
Commodity Contracts
Over-the-counter
Swaps	213	2,154	629
Purchased options	98	472	125
Written options	116	370	204
	427	2,996	958
Exchange traded
Futures	393	1,079	22
Purchased options	378	567	11
Written options	1	52	1
	772	1,698	34
Total commodity contracts	1,199	4,694	992
Equity Contracts
Over-the-counter	197	4,572	1,246
Exchange traded	1,083	2,580	52
Total equity contracts	1,280	7,152	1,298
Credit Contracts	277	496	34
Total	9,274	35,846	7,325

(1)
In 2019, Replacement Cost and Credit Risk Equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach Counterparty Risk
(“SA-CCR“)
in accordance with the Capital Adequacy Requirements (“CAR“) Guideline issued by OSFI on October 30, 2018, effective for fiscal year 2019. Prior periods have not been restated as they conform with previous OSFI requirements.

(Canadian $ in millions)			2018
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	7,732	9,917	–
Forward rate agreements	36	34	–
Purchased options	409	393	–
	8,177	10,344	704
Exchange traded
Futures	2	29	–
Purchased options	16	250	–
Written options	–	–	–
	18	279
Total interest rate contracts	8,195	10,623	704
Foreign Exchange Contracts
Over-the-counter
Swaps	8,305	22,741	–
Forward foreign exchange contracts	4,453	8,373	–
Purchased options	225	424	–
	12,983	31,538	2,544
Exchange traded
Futures	–	8	–
Purchased options	16	36	–
Written options	–	–	–
	16	44
Total foreign exchange contracts	12,999	31,582	2,544
Commodity Contracts
Over-the-counter
Swaps	1,559	4,450	–
Purchased options	335	1,108	–
	1,894	5,558	1,188
Exchange traded
Futures	17	770	–
Purchased options	149	305	–
Written options	–	–	–
	166	1,075
Total commodity contracts	2,060	6,633	1,188
Equity Contracts
Over-the-counter	1,585	4,332
Exchange traded	573	1,646
Total equity contracts	2,158	5,978	431
Credit Contracts	10	55	83
Total derivatives	25,422	54,871	4,950
Less: impact of master netting agreements	(15,575)	(29,589)	–
Total (2)	9,847	25,282	4,950

(1)
In 2019, Replacement Cost and Credit Risk Equivalent are presented after the impact of master netting agreements and calculated using the
SA-CCR
in accordance with the CAR Guideline issued by OSFI on October 30, 2018, effective for fiscal year 2019. Prior periods have not been restated as they conform with previous OSFI requirements.

(2)
The total derivatives and the impact of master netting agreements for replacement cost and credit risk equivalent do not include over-the-counter cleared derivatives with a fair value of $846 million as at October 31, 2018.

Certain	comparative figures have been reclassified to conform with the current year’s presentation.

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2019	2018
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,652,793	1,321,286	771,362	510,596	140,235	4,396,272	3,831,997
Forward rate agreements, futures and options	723,117	89,440	15,942	9,446	993	838,938	730,939
Total interest rate contracts	2,375,910	1,410,726	787,304	520,042	141,228	5,235,210	4,562,936
Foreign Exchange Contracts
Swaps	169,935	187,893	126,074	97,154	23,672	604,728	548,148
Forward foreign exchange contracts	442,750	9,590	1,226	119	26	453,711	472,323
Futures	862	18	2	–	–	882	739
Options	79,719	4,445	636	469	–	85,269	49,531
Total foreign exchange contracts	693,266	201,946	127,938	97,742	23,698	1,144,590	1,070,741
Commodity Contracts
Swaps	6,374	15,899	2,132	317	–	24,722	24,366
Futures	12,120	16,782	3,096	424	–	32,422	33,104
Options	8,646	10,497	613	68	–	19,824	18,627
Total commodity contracts	27,140	43,178	5,841	809	–	76,968	76,097
Equity Contracts	69,854	13,875	5,494	1,636	319	91,178	86,794
Credit Contracts	204	444	4,152	2,451	178	7,429	3,490
Total notional amount	3,166,374	1,670,169	930,729	622,680	165,423	6,555,375	5,800,058

Certain	comparative figures have been reclassified to conform with the current year’s presentation.